SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Expected option life (years)	2 months 23 days	8 months 23 days
Weighted Average Fair Value	$ 0.002	$ 0.05
Stock options [Member]
Statement [Line Items]
Risk-free Interest Rate	2.49%	2.49%
Expected Dividend Yield	0.00%	0.00%
Expected option life (years)	5 years	5 years
Expected Stock Price Volatility	59.98%	59.98%
Expected Forfeiture Rate	20.00%	20.00%
Weighted Average Fair Value	$ 0.63	$ 0.63